Property, Plant and Equipment - Summary of Property Plant and Equipment (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	$ 14,122	$ 2,699
Additions	43,046
Ending Balance	56,172	14,122
Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	528	146
Additions	996	382
Ending Balance	1,524	528
Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	14,650	2,845
Additions	43,046	1,523
Acquisitions		10,282
Ending Balance	57,696	14,650
Building structures [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	120	63
Additions	313	57
Ending Balance	433	120
Building structures [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,761	824
Additions	8,757	62
Acquisitions		1,875
Ending Balance	11,518	2,761
Furniture and equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	18	8
Additions	25	10
Ending Balance	43	18
Furniture and equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	63	27
Additions	71
Acquisitions		36
Ending Balance	134	63
Computer equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	36	12
Additions	39	24
Ending Balance	75	36
Computer equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	88	29
Additions	60	38
Acquisitions		21
Ending Balance	148	88
Security equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	60	9
Additions	136	51
Ending Balance	196	60
Security equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	474	183
Additions	412	291
Ending Balance	886	474
Production equipment [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	103	14
Additions	328	89
Ending Balance	431	103
Production equipment [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	2,106	72
Additions	375	409
Acquisitions		1,625
Ending Balance	2,481	2,106
Road [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	5
Additions	5	5
Ending Balance	10	5
Road [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	137	137
Ending Balance	137	137
Leasehold improvements [member] | Accumulated depreciation [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	186	40
Additions	150	146
Ending Balance	336	186
Leasehold improvements [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,429	1,363
Additions	68	66
Ending Balance	1,497	1,429
Land [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	1,558	210
Additions		623
Acquisitions		725
Ending Balance	1,558	1,558
Construction in progress [member] | Cost [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning Balance	6,034
Additions	33,303	34
Acquisitions		6,000
Ending Balance	$ 39,337	$ 6,034